SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (81.33%)
AEROSPACE/DEFENSE (1.97%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	$1,657	$ 1,648,840
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	481,386
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	555,682
Rolls-Royce PLC, Co. Gty., 5.750%, 10/15/27, 144A(b)	Ba2/BB+	369	369,649
RTX Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/BBB+	700	557,910
TransDigm, Inc., Sr. Sec. Notes, 6.750%, 08/15/28, 144A(b)	Ba3/B+	90	92,071
			3,705,538
AGRICULTURE (0.90%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	96,749
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	336,390
BAT Capital Corp., Co. Gty., 6.343%, 08/02/30(b)	Baa2/BBB+	197	207,096
BAT Capital Corp., Co. Gty., 7.081%, 08/02/53(b)	Baa2/BBB+	70	75,104
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	394,916
Philip Morris International, Inc., Sr. Unsec. Notes, 5.625%, 11/17/29(b)	A2/A-	90	94,477
Philip Morris International, Inc., Sr. Unsec. Notes, 2.100%, 05/01/30(b)	A2/A-	580	498,294
			1,703,026
AIRLINES (3.39%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba1/BB+	246	234,999
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/A+	173	169,761
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	A2/NA	756	700,098
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	A2/NA	1,115	1,006,425
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	A2/AA-	660	577,209
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba1/NA	295	292,877
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba1/NA	162	157,863
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A	100	92,783
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	80	78,802
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	205,610
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	A3-/NA	863	791,062
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB	65	63,371
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB	318	297,424
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Ba1/NA	484	459,877
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	Aa3/NA	342	315,909
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A1/NA	911	771,322
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	Aa3/A+	163	165,089
			6,380,481
APPAREL (0.13%)
Tapestry, Inc., Sr. Unsec. Notes, 7.850%, 11/27/33(b)	Baa2-/BBB	221	236,345

AUTO MANUFACTURERS (2.45%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba1/BBB-	1,000	1,142,369
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.300%, 02/10/25(b)	Ba1/BBB-	1,199	1,153,163
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.122%, 11/07/33(b)	Ba1/BBB-	200	215,855
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa2/BBB	405	429,575
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa2/BBB	1,027	933,460
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa2/BBB+	221	185,231
Volkswagen Group of America Finance LLC, Co. Gty., 6.450%, 11/16/30, 144A(b)	A3/BBB+	530	565,053
			4,624,706
BANKS (13.07%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	A3/BBB	582	578,940
Banco Santander SA, Sr. Unsec. Notes, 5.588%, 08/08/28	A2/A+	600	612,330
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.330%), 2.972%, 02/04/33(b),(c)	A1/A-	2,655	2,258,812
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	635	585,981
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	90,402
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.600%), 3.980%, 03/20/30(b),(c)	A3/BBB+	500	474,648
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.825%), 3.887%, 01/10/28(b),(c)	A3/BBB+	2,402	2,324,845
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	975,640
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	891,423
Citizens Bank NA, Sr. Unsec. Notes, (SOFRRATE + 1.450%), 6.064%, 10/24/25(b),(c)	Baa1/A-	500	487,805
Credit Agricole SA, Sub. Notes, (USD 5 yr. Swap Semi 30/360 US + 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	950,019
Credit Suisse AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 6.663%, 02/21/25(e)	A3+/A+	1,250	1,252,192
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.725%), 4.482%, 08/23/28(b),(c)	A2/BBB+	703	691,259
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (TSFR3M + 2.012%), 7.402%, 10/28/27(b),(e)	A2/BBB+	550	559,988
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.980%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	$2,180	$ 2,761,881
ING Groep NV, Sr. Unsec. Notes, (SOFRRATE + 1.640%), 3.869%, 03/28/26(b),(c)	Baa1/A-	782	766,514
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.845%), 5.350%, 06/01/34(b),(c)	A1/A-	400	406,102
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB+	1,500	1,473,079
PNC Financial Services Group, Inc., Jr. Sub. Notes, (TSFR3M + 3.562%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	707,367
PNC Financial Services Group, Inc., Sr. Unsec. Notes, (SOFRINDX + 1.730%), 6.615%, 10/20/27(b),(c)	A3/A-	277	287,465
Santander Holdings USA, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.356%), 6.499%, 03/09/29(b),(c)	Baa2/BBB+	134	138,516
Synchrony Bank, Sr. Unsec. Notes, 5.400%, 08/22/25(b)	NA/BBB	305	300,458
Toronto-Dominion Bank, Sr. Unsec. Notes, 5.532%, 07/17/26	A1/A	644	656,502
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,045,268
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.361%), 5.867%, 06/08/34(b),(c)	A3/A-	111	113,460
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.446%), 7.161%, 10/30/29(b),(c)	A3/A-	149	161,093
UBS Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.560%), 2.593%, 09/11/25, 144A(b),(c)	A3/A-	1,242	1,215,103
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 2.260%), 5.836%, 06/12/34(b),(c)	A3/A	161	166,396
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	1,162	1,073,549
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	613,623
			24,620,660
BEVERAGES (0.59%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	A3/A-	645	645,392
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	A3/A-	446	437,432
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	A3/A-	27	36,138
			1,118,962
BIOTECHNOLOGY (0.76%)
Amgen, Inc., Sr. Unsec. Notes, 5.250%, 03/02/30(b)	Baa1/BBB+	106	109,113
Amgen, Inc., Sr. Unsec. Notes, 5.650%, 03/02/53(b)	Baa1/BBB+	255	269,483
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	783,571
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	266,469
			1,428,636
BUILDING MATERIALS (0.70%)
Carrier Global Corp., Sr. Unsec. Notes, 6.200%, 03/15/54, 144A(b)	Baa3/BBB	54	62,729
Masonite International Corp., Co. Gty., 3.500%, 02/15/30, 144A(b)	Ba2-/BB+	53	45,942
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	Ba3/BB-	548	539,586
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 8.875%, 11/15/31, 144A(b)	Ba3/BB-	628	660,223
			1,308,480
CHEMICALS (2.51%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BBB-	418	358,146
Braskem Netherlands Finance BV, Co. Gty., 4.500%, 01/31/30, 144A(b)	NA/BBB-	735	570,581
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	245	169,754
Celanese US Holdings LLC, Co. Gty., 6.165%, 07/15/27(b)	Baa3/BBB-	787	806,928
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	371	306,988
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96	Baa1/BBB	2,000	2,525,640
			4,738,037
COMMERCIAL SERVICES (2.61%)
Adani Ports & Special Economic Zone, Ltd., Sr. Unsec. Notes, 3.375%, 07/24/24, 144A	Baa3/BBB-	1,061	1,038,087
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	522,678
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	186,964
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	1,757,103
Global Payments, Inc., Sr. Unsec. Notes, 3.200%, 08/15/29(b)	Baa3/BBB-	650	589,719
Global Payments, Inc., Sr. Unsec. Notes, 5.400%, 08/15/32(b)	Baa3/BBB-	178	180,101
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba2/BB	559	518,101
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB	167	133,073
			4,925,826
COMPUTERS (0.48%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51(b)	Baa2/BBB	192	139,639
Dell International LLC, Sr. Unsec. Notes, 5.850%, 07/15/25(b)	Baa2/BBB	342	345,219
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	90	118,661
Kyndryl Holdings, Inc., Sr. Unsec. Notes, 2.050%, 10/15/26(b)	Baa2/BBB-	326	296,864
			900,383
DIVERSIFIED FINANCIAL SERVICES (1.74%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa2/BBB	1,122	977,630
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
Discover Financial Services, Sr. Unsec. Notes, 6.700%, 11/29/32(b)	Baa2/BBB-	$ 690	$ 723,892
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	564,572
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	226,546
Nasdaq, Inc., Sr. Unsec. Notes, 5.350%, 06/28/28(b)	Baa2/BBB	147	151,322
Nasdaq, Inc., Sr. Unsec. Notes, 5.950%, 08/15/53(b)	Baa2/BBB	38	40,981
Synchrony Financial, Sr. Unsec. Notes, 2.875%, 10/28/31(b)	NA/BBB-	747	599,571
			3,284,514
ELECTRIC (6.33%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	878	822,475
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	539	452,903
Berkshire Hathaway Energy Co., Sr. Unsec. Notes, 2.850%, 05/15/51(b)	A3/A-	1,000	678,586
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	880,352
CenterPoint Energy Houston Electric LLC, 5.300%, 04/01/53(b)	A2/A	53	55,794
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	187,942
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	189,074
Duke Energy Corp., Sr. Unsec. Notes, 5.000%, 08/15/52(b)	Baa2/BBB	745	698,377
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba1/BB+	638	603,420
EDP Finance BV, Co. Gty., 6.300%, 10/11/27, 144A	Baa2/BBB	200	209,583
Electricite de France SA, Jr. Sub. Notes, (H15T5Y + 5.411%), 9.125%, 03/15/33, 144A(b),(c),(d)	Ba2/B+	200	223,280
Enel Finance America LLC, Co. Gty., 7.100%, 10/14/27, 144A(b)	Baa1/BBB	200	213,556
Enel Finance International NV, Co. Gty., 7.500%, 10/14/32, 144A(b)	Baa1/BBB	200	228,733
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A	917	773,941
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,670,342
Indiana Michigan Power Co., Sr. Unsec. Notes, 5.625%, 04/01/53(b)	A3/A-	38	40,029
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	427,263
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	273,111
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	538,929
New England Power Co., Sr. Unsec. Notes, 5.936%, 11/25/52, 144A(b)	A3/BBB+	356	372,822
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	352,663
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	427,471
Public Service Enterprise Group, Inc., Sr. Unsec. Notes, 6.125%, 10/15/33(b)	Baa2/BBB	184	198,158
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	220,983
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	735,569
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	456,884
			11,932,240
ENGINEERING & CONSTRUCTION (0.21%)
Sydney Airport Finance Co. Pty, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	390,058

ENTERTAINMENT (0.43%)
Caesars Entertainment, Inc., Sr. Sec. Notes, 7.000%, 02/15/30, 144A(b)	Ba3/B+	178	182,459
Caesars Entertainment, Inc., Sr. Unsec. Notes, 8.125%, 07/01/27, 144A(b)	B3/B-	188	192,771
Warnermedia Holdings, Inc., Co. Gty., 3.638%, 03/15/25	Baa3/BBB-	441	431,522
			806,752
ENVIRONMENTAL CONTROL (0.06%)
GFL Environmental, Inc., Sr. Sec. Notes, 6.750%, 01/15/31, 144A(b)	Ba3/BB-	114	117,474

FOOD (1.38%)
Bimbo Bakeries USA, Inc., Co. Gty., 6.400%, 01/15/34, 144A(b)	Baa1/BBB+	395	438,343
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa1/BBB+	363	291,834
J M Smucker Co., Sr. Unsec. Notes, 6.500%, 11/15/53(b)	Baa2/BBB	107	123,976
JBS USA LUX SA, Co. Gty., 3.625%, 01/15/32(b)	Baa3/BBB-	211	180,857
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa2/BBB	346	357,936
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	68,200
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	172,972
NBM US Holdings, Inc., Co. Gty., 7.000%, 05/14/26, 144A(b)	NA/BB+	885	894,977
US Foods, Inc., Co. Gty., 7.250%, 01/15/32, 144A(b)	B2/BB-	67	69,862
			2,598,957
FOREST PRODUCTS & PAPER (0.16%)
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	307,831

GAS (1.97%)
NiSource, Inc., Sr. Unsec. Notes, 5.250%, 03/30/28(b)	Baa2/BBB+	51	52,035
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
GAS (Continued)
NiSource, Inc., Sr. Unsec. Notes, 5.400%, 06/30/33(b)	Baa2/BBB+	$ 191	$ 197,296
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,045,483
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/BBB+	992	1,012,301
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/BBB+	539	419,665
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/BBB+	1,164	988,384
			3,715,164
HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB	329	283,501

HEALTHCARE-SERVICES (0.17%)
HCA, Inc., Co. Gty., 3.125%, 03/15/27(b)	Baa3/BBB-	119	112,867
Tenet Healthcare Corp., Sr. Sec. Notes, 4.875%, 01/01/26(b)	B1/BB-	201	198,778
			311,645
HOLDING COMPANIES-DIVERS (0.31%)
Benteler International AG, Sr. Sec. Notes, 10.500%, 05/15/28, 144A(b)	Ba3/BB-	547	576,226

INSURANCE (7.18%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	A3/A	200	157,860
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	A3/A	400	354,664
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c)	Baa1/BBB-	2,200	2,186,274
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A	Baa3-/BBB+	2,250	2,264,839
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	Aa3/AA-	148	126,141
Jackson National Life Global Funding, 1.750%, 01/12/25, 144A	A3/A	656	628,966
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	189,796
Liberty Mutual Group, Inc., Co. Gty., (TSFR3M + 7.382%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,275,620
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	167,649
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	835,737
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	656,951
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,337,945
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,189,305
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	Baa1/A-	500	569,069
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	Baa1/A-	215	284,486
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	118,749
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,191,854
			13,535,905
INTERNET (0.57%)
Meta Platforms, Inc., Sr. Unsec. Notes, 4.450%, 08/15/52(b)	A1/AA-	500	461,058
Netflix, Inc., Sr. Unsec. Notes, 5.875%, 11/15/28	Baa2/BBB+	193	203,197
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa3/BBB	540	406,310
			1,070,565
LODGING (0.92%)
MGM China Holdings, Ltd., Sr. Unsec. Notes, 4.750%, 02/01/27, 144A(b)	B1/B+	200	190,250
Sands China, Ltd., Sr. Unsec. Notes, 3.100%, 03/08/29(b),(f)	Baa2/BBB-	200	174,400
Sands China, Ltd., Sr. Unsec. Notes, 4.625%, 06/18/30(b),(f)	Baa2/BBB-	260	236,555
Wynn Macau, Ltd., Sr. Unsec. Notes, 5.625%, 08/26/28, 144A(b)	B1/BB-	1,219	1,129,596
			1,730,801
MACHINERY-DIVERSIFIED (0.31%)
TK Elevator US Newco, Inc., Sr. Sec. Notes, 5.250%, 07/15/27, 144A(b)	B1/B+	600	589,607

MEDIA (6.17%)
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB-	1,017	870,626
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	389	346,435
Comcast Corp., Co. Gty., 7.050%, 03/15/33	A3/A-	2,000	2,336,304
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,543,554
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	522,525
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	B2/B	698	616,055
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	Caa2/CCC+	1,336	804,871
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB	159	166,712
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa3/BBB-	641	573,552
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BBB-	179	182,089
Time Warner Cable Enterprises LLC, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,575,701
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
MEDIA (Continued)
Univision Communications, Inc., Sr. Sec. Notes, 8.000%, 08/15/28, 144A(b)	B1/B+	$ 14	$ 14,445
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	176,512
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/A-	1,400	1,889,530
			11,618,911
MINING (0.31%)
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	295,176
Newmont Corp., Co. Gty., 3.250%, 05/13/30, 144A(b)	NA/BBB+	319	287,640
			582,816
OIL & GAS (3.22%)
Aker BP ASA, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa2/BBB	426	364,975
BP Capital Markets PLC, Co. Gty., (H15T5Y + 4.036%), 4.375%, 06/22/25(b),(c),(d)	Baa1/BBB	675	658,473
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	697	695,692
CITGO Petroleum Corp., Sr. Sec. Notes, 8.375%, 01/15/29, 144A(b)	B3/B+	28	28,793
CVR Energy, Inc., Co. Gty., 5.250%, 02/15/25, 144A(b)	B1/B+	387	386,381
Ecopetrol SA, Sr. Unsec. Notes, 8.625%, 01/19/29(b)	Baa3/BB+	232	247,215
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.750%, 01/30/28, 144A(b)	Ba2/BB+	473	473,446
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,306,098
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB	667	611,285
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	B1/BBB	552	440,772
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	B1/BBB	195	128,441
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	732,497
			6,074,068
OIL & GAS SERVICES (0.16%)
Baker Hughes Holdings LLC, Sr. Unsec. Notes, 2.061%, 12/15/26(b)	A3/A-	326	305,187

PACKAGING & CONTAINERS (0.44%)
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	Caa1/B	200	169,448
LABL, Inc., Sr. Sec. Notes, 5.875%, 11/01/28, 144A(b)	B3/B-	173	156,997
Sealed Air Corp, Co. Gty., 6.125%, 02/01/28, 144A(b)	Ba2/BB+	28	28,231
Sealed Air Corp., Sr. Sec. Notes, 1.573%, 10/15/26, 144A(b)	Baa2/BBB-	524	472,037
			826,713
PHARMACEUTICALS (1.13%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	A3/A-	615	557,394
Bayer US Finance LLC, Co. Gty., 6.500%, 11/21/33, 144A(b)	Baa2/BBB	227	234,391
CVS Health Corp., Sr. Unsec. Notes, 5.875%, 06/01/53(b)	Baa2/BBB	151	159,404
Organon & Co, Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	184,142
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa1/BBB+	500	507,896
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa1/BBB+	684	490,911
			2,134,138
PIPELINES (8.09%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32(b)	Ba1/BBB-	91	77,538
Cheniere Energy Partners LP, Co. Gty., 5.950%, 06/30/33, 144A(b)	Ba1/BBB-	92	94,384
Columbia Pipelines Holding Co. LLC, Sr. Unsec. Notes, 6.055%, 08/15/26, 144A(b)	Baa2/NA	70	71,686
Columbia Pipelines Operating Co. LLC, Sr. Unsec. Notes, 6.544%, 11/15/53, 144A(b)	Baa1/NA	155	171,359
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	387,746
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	A1/NA	700	561,225
Enbridge, Inc., Co. Gty., 6.700%, 11/15/53(b)	Baa1/BBB+	227	265,042
Enbridge, Inc., Sub. Notes, (TSFR3M + 4.152%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	712,180
Energy Transfer LP, Co. Gty., 7.375%, 02/01/31, 144A(b)	Baa3/BBB	36	37,834
Energy Transfer LP, Jr. Sub. Notes, (H15T5Y + 5.306%), 7.125%, 05/15/30(b),(c),(d)	Ba2/BB+	160	147,436
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB	398	370,228
Enterprise Products Operating LLC, Co. Gty., (TSFR3M + 2.832%), 5.375%, 02/15/78(b),(c)	Baa1/BBB	342	306,514
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	10	10,095
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,051,908
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 6.750%, 01/15/27, 144A(b)	B2/B+	110	108,930
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 8.875%, 07/15/28, 144A(b)	B2/B+	203	213,061
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,153,861
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	1,694,179
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	881,551
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	673,929
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	477,638
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	978,759
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
PIPELINES (Continued)
ONEOK, Inc., Co. Gty., 5.800%, 11/01/30(b)	Baa2/BBB	$ 123	$ 128,062
ONEOK, Inc., Co. Gty., 6.100%, 11/15/32(b)	Baa2/BBB	177	188,419
ONEOK, Inc., Co. Gty., 6.625%, 09/01/53(b)	Baa2/BBB	548	615,585
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB	1,000	1,041,456
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa3/BBB-	1,177	1,177,100
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	311,243
Venture Global LNG, Inc., Sr. Sec. Notes, 9.500%, 02/01/29, 144A(b)	B1/BB	106	112,139
Western Midstream Operating LP, Sr. Unsec. Notes, 6.350%, 01/15/29(b)	Baa3/BBB-	131	136,733
Western Midstream Operating LP, Sr. Unsec. Notes, 6.150%, 04/01/33(b)	Baa3/BBB-	53	55,097
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,032,156
			15,245,073
REITS (2.92%)
Boston Properties LP, Sr. Unsec. Notes, 3.800%, 02/01/24(b)	Baa2/BBB+	288	287,455
Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.850%, 02/01/25(b)	Baa3/BBB	161	157,551
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	442,814
Extra Space Storage LP, Co. Gty., 5.700%, 04/01/28(b)	Baa2/BBB+	129	132,336
Extra Space Storage LP, Co. Gty., 3.900%, 04/01/29(b)	Baa2/BBB+	371	351,361
Extra Space Storage LP, Co. Gty., 2.350%, 03/15/32(b)	Baa2/BBB+	267	218,015
GLP Capital LP, Co. Gty., 3.250%, 01/15/32(b)	Ba1/BBB-	154	130,015
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	56,716
Iron Mountain, Inc., Co. Gty., 7.000%, 02/15/29, 144A(b)	Ba3/BB-	370	380,312
Kite Realty Group LP, Sr. Unsec. Notes, 4.000%, 10/01/26(b)	Baa3/BBB-	129	121,946
Rexford Industrial Realty LP, Co. Gty., 2.150%, 09/01/31(b)	Baa2/BBB+	360	288,614
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	365,784
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	1,876,843
Simon Property Group LP, Sr. Unsec. Notes, 5.850%, 03/08/53(b)	A3/A-	271	288,837
VICI Properties LP, Co. Gty., 3.500%, 02/15/25, 144A(b)	Ba1/BBB-	385	375,155
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	24,347
			5,498,101
RETAIL (0.64%)
Macy's Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB+	314	298,328
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	103,544
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	891	812,124
			1,213,996
SEMICONDUCTORS (1.47%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB	166	131,078
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB	1,655	1,442,395
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB	1,109	899,944
Intel Corp., Sr. Unsec. Notes, 5.200%, 02/10/33(b)	A2/A	92	96,213
Intel Corp., Sr. Unsec. Notes, 5.700%, 02/10/53(b)	A2/A	61	66,191
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	137,958
			2,773,779
SOFTWARE (1.74%)
Fiserv, Inc., Sr. Unsec. Notes, 5.600%, 03/02/33(b)	Baa2/BBB	121	126,337
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2/BBB	1,130	1,030,189
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2/BBB	1,745	1,392,552
Oracle Corp., Sr. Unsec. Notes, 5.550%, 02/06/53(b)	Baa2/BBB	80	80,346
VMware LLC, Sr. Unsec. Notes, 2.200%, 08/15/31(b)	NA/BBB	788	653,878
			3,283,302
TELECOMMUNICATIONS (3.24%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	488,828
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	385,473
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	2,195	1,586,931
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f)	Baa1/BBB+	2,000	2,413,981
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B	255	235,576
T-Mobile USA, Inc., Co. Gty., 4.950%, 03/15/28(b)	Baa2/BBB	83	84,172
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	394,618
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	520,147
			6,109,726
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (0.35%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa2/A	$ 250	$ 243,408
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	A3/A-	503	412,215
			655,623
TOTAL CORPORATE DEBT SECURITIES (Cost of $159,243,245)			153,263,753

ASSET-BACKED SECURITIES (12.85%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	810,499
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.300%, 06/21/28, 144A(b)	Aaa/NA	73	72,945
Antares CLO, Ltd., Series 2017-1A, Class CR, (TSFR3M + 2.962%), 8.377%, 04/20/33, 144A(b),(e)	NA/A	1,092	1,042,896
Apidos CLO XXXIX, Ltd., Series 2022-39A, Class A1, (TSFR3M + 1.300%), 6.712%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	945,171
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/28, 144A(b)	Aaa/NA	127	127,475
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 08/20/26, 144A(b)	Aaa/NA	255	243,774
Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	289	239,617
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A1, (TSFR3M + 1.780%), 7.174%, 04/15/34, 144A(b),(e)	Aaa/NA	1,500	1,477,912
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/A+	612	565,303
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160%, 10/15/35, 144A(b)	Aaa/NA	146	147,400
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.900%, 03/15/27(b)	Aaa/NA	428	434,077
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	518,556
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	596	541,656
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	538	476,016
Eaton Vance CLO, Ltd., Series 2020-1A, Class AR, (TSFR3M + 1.432%), 6.825%, 10/15/34, 144A(b),(e)	NA/AAA	1,500	1,499,284
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	498,288
Ford Credit Auto Owner Trust, Series 2022-C, Class B, 5.030%, 02/15/28(b)	Aaa/AA+	565	563,197
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, (TSFR3M + 1.812%), 7.205%, 10/15/33, 144A(b),(e)	NA/AAA	600	588,661
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (TSFR3M + 2.362%), 7.754%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,159,622
Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 01/25/38, 144A(b)	Aaa/AAA	92	93,332
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	177	155,501
IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class BR, (TSFR3M + 3.162%), 8.577%, 07/20/33, 144A(b),(e)	NA/A-	866	826,332
Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/32, 144A(b)	NA/NA	31	30,665
MCF CLO IX, Ltd., Series 2019-1A, Class A1R, (TSFR3M + 1.500%), 6.903%, 07/17/31, 144A(b),(e)	NA/AAA	519	515,745
MF1, Ltd., Series 2021-FL7, Class AS, (TSFR1M + 1.564%), 6.923%, 10/16/36, 144A(b),(e)	NA/NA	922	898,484
MF1, Ltd., Series 2022-FL8, Class C, (TSFR1M + 2.200%), 7.556%, 02/19/37, 144A(b),(e)	NA/NA	448	429,862
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	87	76,803
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 6.694%, 04/14/35, 144A(b),(e)	Aaa/NA	937	929,508
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/A	1,063	930,613
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (TSFR1M + 3.115%), 8.471%, 03/25/26, 144A(b),(e)	NA/NA	566	558,398
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	149	143,335
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28(b)	Aaa/AA+	352	346,685
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.890%, 03/22/27, 144A(b)	Aaa/AAA	192	192,669
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,135	980,833
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (TSFR1M + 0.864%), 6.226%, 10/15/35, 144A(b),(e)	Aaa/AAA	194	192,933
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,055,166
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.130%, 09/21/26, 144A(b)	Aaa/NA	449	453,522
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	797	698,561
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	424	364,206
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	29	28,016
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(g)	NA/A	991	852,822
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	614	515,283
TOTAL ASSET-BACKED SECURITIES (Cost of $25,648,683)			24,221,623

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.69%)
BXHPP Trust, Series 2021-FILM, Class C, (TSFR1M + 1.214%), 6.576%, 08/15/36, 144A(e)	NA/NA	167	149,681
COLT Mortgage Loan Trust, Series 2023-3, Class A2, 7.432%, 09/25/68, 144A(b),(g)	NA/NA	262	265,921
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	163	148,387
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 04/25/61, 144A(b),(e)	NA/NA	865	736,345
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $1,456,944)			1,300,334

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.10%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	28	29,282
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	$ 109	$ 114,048
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	49	50,497
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	1	773
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $179,218)			194,600

MUNICIPAL BONDS (1.25%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	154,793
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	1,882,645
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	319,157
TOTAL MUNICIPAL BONDS (Cost of $2,040,289)			2,356,595

U.S. TREASURY OBLIGATIONS (1.33%)
United States Treasury Bonds, 4.375%, 08/15/43	Aaa/AA+	639	654,675
United States Treasury Bonds, 4.750%, 11/15/43	Aaa/AA+	496	533,898
United States Treasury Bonds, 4.750%, 11/15/53	Aaa/AA+	61	68,730
United States Treasury Notes, 4.375%, 11/30/28	Aaa/AA+	504	516,246
United States Treasury Notes, 4.375%, 11/30/30	Aaa/AA+	466	479,907
United States Treasury Notes, 4.500%, 11/15/33	Aaa/AA+	230	241,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost of $2,423,185)			2,495,423

GOVERNMENT BONDS (0.55%)
Hungary Government International Bond, Sr. Unsec. Notes, 6.750%, 09/25/52, 144A	Baa2/BBB-	200	223,500
Saudi Government International Bond, Sr. Unsec. Notes, 5.500%, 10/25/32, 144A	A1/NA	631	672,037
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/35, 144A	NA/CCC	551	129,485
TOTAL GOVERNMENT BONDS (Cost of $1,373,545)			1,025,022
TOTAL INVESTMENTS (98.10%) (Cost of $192,365,109)			184,857,350
OTHER ASSETS AND LIABILITIES (1.90%)			3,586,531
NET ASSETS (100.00%)			$188,443,881
At December 31, 2023, the Fund had the following open futures contracts:
Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/24	37	$7,538,578	$7,618,820	$80,242
U.S. Treasury 5-Year Notes	03/24	18	1,913,929	1,957,922	43,993
U.S. Treasury Long Bonds	03/24	45	5,240,415	5,622,188	381,773
U.S. Treasury Ultra Bonds	03/24	72	8,752,031	9,618,750	866,719
					1,372,727
Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/24	31	(3,401,836)	(3,499,610)	(97,774)
U.S. Treasury Ultra 10-Year Notes	03/24	15	(1,724,447)	(1,770,234)	(45,787)
					(143,561)
Net unrealized appreciation on open futures contracts					$1,229,166

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2023 and may have changed subsequently.
(b)	This security is callable.
(c)	Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2023. Security will convert at a future date to a floating rate of reference rate and spread in the description above.
(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2023.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2023.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of December 31, 2023.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2023, these securities amounted to $75,028,727 or 39.81% of net assets.
Legend
Certs. – Certificates
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
CLO – Collateralized Loan Obligation
Co. Gty. – Company Guaranty
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNSF – Government National Mortgage Association (Single Family)
GO – Government Obligation
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. – Junior
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
NA – Not Available
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Sec. – Secured
SOFRRATE – Secured Overnight Financing Rate
Sr. – Senior
Sub. – Subordinated
SW5 – 5-year USD Swap Semiannual 30/360
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – 3-month Term Secured Overnight Financing Rate
Unsec. – Unsecured
The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2023
(unaudited)
A. Security Valuation – In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services which are unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.
In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2023, there were no securities valued using fair value procedures.
Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•     Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•     Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•     Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2023.
Assets:	Total Market Value at 12/31/23	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LONG-TERM INVESTMENTS
CORPORATE DEBT SECURITIES	$153,263,753	$—	$153,263,753	$—
MUNICIPAL BONDS	2,356,595	—	2,356,595	—
ASSET-BACKED SECURITIES	24,221,623	—	24,221,623	—
GOVERNMENT BONDS	1,025,022	—	1,025,022	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	194,600	—	194,600	—

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2023 (concluded)
(unaudited)
Assets:	Total Market Value at 12/31/23	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
COMMERCIAL MORTGAGE-BACKED SECURITIES	$1,300,334	$—	$1,300,334	$—
U.S. TREASURY OBLIGATIONS	2,495,423	—	2,495,423	—
DERIVATIVES
LONG FUTURES	1,372,727	1,372,727	—	—
TOTAL ASSETS	$186,230,077	$1,372,727	$184,857,350	$—
Liabilities:
FUTURES CONTRACTS	$143,561	$143,561	$—	$—
At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2023, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.
Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2023, the Fund did not hold any Level 3 securities.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.